TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES
8.  TRADE ACCOUNTS RECEIVABLE

	2022	2021
Trade accounts receivable	3,933,550	3,930,340
(-) Allowance for expected credit losses	(431,151)	(453,981)
	3,502,399	3,476,359

Maximum exposure to credit risk on the date of the financial statements is the carrying amount of each maturity date range, net of the allowance for expected credit losses. The following table shows trade accounts receivables by exposure to allowance for expected credit losses as of December 31, 2022 and 2021:

	2022		2021
	Trade accounts receivable	Allowance for expected credit losses	Trade accounts receivable	Allowance for expected credit losses
Current	2,814,843	(94,148)	2,488,412	(80,087)
Past due:
Up to 30 days	621,711	(59,764)	937,227	(68,782)
31 to 60 days	142,507	(53,609)	140,757	(56,784)
61 to 90 days	106,124	(48,851)	97,713	(49,731)
91 to 180 days	248,365	(174,779)	266,231	(198,597)
	3,933,550	(431,151)	3,930,340	(453,981)

The changes in the allowance for expected credit losses for the year ended December 31, 2022 and 2021 are as follows:

Balance as of December 31, 2020	(432,108)
Additions, net of reversals	(837,822)
Write-off (a)	817,446
Translation adjustment	(1,497)
Balance as of December 31, 2021	(453,981)
Additions, net of reversals	(605,995)
Write-off (a)	592,857
Translation adjustment	35,968
Balance as of December 31, 2022	(431,151)

(a)   Refers to accounts overdue for more than 180 days, which are written off when the Company has no expectation of recovering the trade accounts receivables and sales of customer portfolios.